American Funds® Developing World Growth and Income Fund
Investment portfolio
August 31, 2022
unaudited
Common stocks 93.08% Financials 21.90%	Shares	Value (000)
Ping An Insurance (Group) Company of China, Ltd., Class H1	10,647,700	$62,651
AIA Group, Ltd.[1]	5,563,200	53,650
Bank Mandiri (Persero) Tbk PT1	73,601,553	43,674
Industrial and Commercial Bank of China, Ltd., Class H1	67,305,100	34,237
Kotak Mahindra Bank, Ltd.[1]	1,173,281	27,845
Bank Central Asia Tbk PT1	47,157,400	25,962
HDFC Bank, Ltd.[1]	1,338,982	24,752
Discovery, Ltd.[1,2]	2,984,937	21,370
Postal Savings Bank of China Co., Ltd., Class H1	30,718,000	18,342
ICICI Bank, Ltd.[1]	1,109,517	12,206
ICICI Bank, Ltd. (ADR)	263,767	5,761
Halyk Savings Bank of Kazakhstan OJSC (GDR)[1,2,3]	907,400	9,912
Halyk Savings Bank of Kazakhstan OJSC (GDR)[1,2]	678,277	7,410
Patria Investments, Ltd., Class A	1,074,154	15,522
Hana Financial Group, Inc.[1]	506,188	14,810
China Merchants Bank Co., Ltd., Class H1	2,532,200	12,937
Standard Bank Group, Ltd.[1]	1,176,270	10,485
HDFC Life Insurance Company, Ltd.[1]	1,415,744	10,153
Bank BTPN Syariah Tbk PT1	48,723,763	9,710
Guaranty Trust Holding Co. PLC[1]	307,903,264	9,403
Hong Kong Exchanges and Clearing, Ltd.[1]	201,800	8,126
Credicorp, Ltd.	59,125	7,621
Nova Ljubljanska Banka dd (GDR)[1]	455,600	5,516
Bank of Baroda (India)[1]	2,972,400	4,822
TISCO Financial Group PCL, foreign registered shares[1]	1,309,000	3,354
City Union Bank, Ltd.[1]	1,013,500	2,267
Indian Energy Exchange, Ltd.[1]	1,069,417	2,131
Erste Group Bank AG1	68,900	1,548
Korea Investment Holdings Co., Ltd.[1]	17,932	758
Sberbank of Russia PJSC[1,2,4]	3,235,447	—[5]
Sberbank of Russia PJSC[1,2,4,6]	13,903,080	—[5]
Moscow Exchange MICEX-RTS PJSC[1,2,4]	2,020,003	—[5]
TCS Group Holding PLC (GDR)[1,2,3,4]	326,069	—[5]
TCS Group Holding PLC (GDR)[1,2,4]	9,293	—[5]
		466,935
Health care 13.94%
BeiGene, Ltd. (ADR)[2]	320,893	55,085
BeiGene, Ltd.[1,2]	587,800	7,747
Hypera SA, ordinary nominative shares	7,062,278	58,468
Jiangsu Hengrui Medicine Co., Ltd., Class A1	6,844,669	34,301
Hutchmed China, Ltd. (ADR)[2]	2,372,368	30,509
Hutchmed China, Ltd.[1,2]	152,200	375
Zai Lab, Ltd. (ADR)[2]	618,634	28,587
Rede D’Or Sao Luiz SA	3,186,862	20,417
Innovent Biologics, Inc.[1,2]	4,488,500	18,979
American Funds Developing World Growth and Income Fund — Page 1 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Legend Biotech Corp. (ADR)[2]	263,883	$12,268
WuXi Biologics (Cayman), Inc.[1,2]	1,073,000	9,456
Fleury SA, ordinary nominative shares	2,834,332	8,586
Shandong Pharmaceutical Glass Co., Ltd., Class A1	1,857,922	7,556
OdontoPrev SA, ordinary nominative shares	1,978,359	3,419
Diagnósticos da América SA	345,693	1,395
		297,148
Communication services 12.14%
Tencent Holdings, Ltd.[1]	1,227,800	50,853
NetEase, Inc.[1]	1,693,800	30,356
NetEase, Inc. (ADR)	186,210	16,481
Singapore Telecommunications, Ltd.[1]	17,086,200	31,973
Bharti Airtel, Ltd.[1]	2,790,805	25,282
PT Surya Citra Media Tbk[1]	1,372,537,700	20,851
HKBN, Ltd.[1]	19,761,500	18,873
Airtel Africa PLC[1]	10,984,800	16,871
MTN Group, Ltd.[1]	2,025,988	14,668
América Móvil, SAB de CV, Series L (ADR)	847,095	14,401
KT Corp.[1]	157,400	4,365
TIM SA2	1,859,200	4,228
Sea, Ltd., Class A (ADR)[2]	59,298	3,676
Indus Towers, Ltd.[1]	1,239,800	3,092
Telefônica Brasil SA, ordinary nominative shares[2]	257,180	2,034
Megacable Holdings, SAB de CV, ordinary participation certificates	374,282	785
Yandex NV, Class A1,2,4	914,033	—[5]
		258,789
Consumer discretionary 11.26%
MakeMyTrip, Ltd., non-registered shares[2]	969,585	32,336
Alibaba Group Holding, Ltd.[1,2]	1,968,400	23,438
Americanas SA, ordinary nominative shares	6,949,412	21,827
Trip.com Group, Ltd. (ADR)[2]	827,664	21,288
H World Group, Ltd. (ADR)	482,973	18,174
Kering SA1	30,886	15,529
Midea Group Co., Ltd., Class A1	1,992,678	15,346
Astra International Tbk PT1	30,436,288	14,248
Magazine Luiza SA2	16,980,159	13,937
Galaxy Entertainment Group, Ltd.[1]	2,291,000	12,823
MercadoLibre, Inc.[2]	13,881	11,873
Bloomberry Resorts Corp.[1,2]	66,381,500	8,369
Momo.com, Inc.[1]	349,580	8,332
Coupang, Inc., Class A2	443,925	7,502
YUM! Brands, Inc.	64,900	7,220
Li Ning Co., Ltd.[1]	540,500	4,921
JD Health International, Inc.[1,2]	415,500	2,870
		240,033
Information technology 10.33%
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	3,505,700	57,336
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	166,200	13,853
Tokyo Electron, Ltd.[1]	99,500	31,231
Broadcom, Inc.	49,102	24,507
Coforge, Ltd.[1]	426,477	18,744
Infosys, Ltd. (ADR)	1,003,017	18,355
American Funds Developing World Growth and Income Fund — Page 2 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Samsung Electronics Co., Ltd.[1]	289,587	$12,828
Kingdee International Software Group Co., Ltd.[1,2]	6,579,000	12,777
MediaTek, Inc.[1]	351,000	7,635
ASML Holding NV1	14,959	7,254
Genpact, Ltd.	117,929	5,540
Vanguard International Semiconductor Corp.[1]	2,050,400	4,972
Globant SA2	16,499	3,478
Venustech Group, Inc., Class A1	610,550	1,661
		220,171
Consumer staples 7.88%
Varun Beverages, Ltd.[1]	3,314,760	42,657
Godrej Consumer Products, Ltd.[1,2]	1,770,019	20,432
Kweichow Moutai Co., Ltd., Class A1	67,673	18,820
Nestlé SA1	124,937	14,631
Philip Morris International, Inc.	149,394	14,266
ITC, Ltd.[1]	2,918,502	11,681
Kimberly-Clark de México, SAB de CV, ordinary participation certificates, Class A	8,449,133	11,445
Fomento Económico Mexicano, SAB de CV	1,214,700	7,613
Danone SA1	112,200	5,902
Carlsberg A/S, Class B1	36,400	4,732
Indofood CBP Sukses Makmur Tbk PT1	7,655,100	4,278
Dabur India, Ltd.[1]	487,315	3,554
Unilever PLC (GBP denominated)[1]	70,399	3,196
Reckitt Benckiser Group PLC[1]	28,300	2,181
Coca-Cola HBC AG (CDI)[1]	92,000	2,103
Foshan Haitian Flavouring and Food Co., Ltd., Class A1	48,800	569
X5 Retail Group NV (GDR)[1,4]	248,553	—[5]
		168,060
Industrials 5.55%
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	2,333,755	33,227
Airbus SE, non-registered shares[1]	170,146	16,694
International Container Terminal Services, Inc.[1]	4,925,570	15,845
AirTAC International Group[1]	450,000	12,114
InPost SA1,2	1,943,703	10,011
CCR SA, ordinary nominative shares	2,797,026	7,414
DKSH Holding AG1	67,000	4,976
Contemporary Amperex Technology Co., Ltd., Class A1,2	63,960	4,450
Quess Corp., Ltd.[1]	615,271	4,353
Haitian International Holdings, Ltd.[1]	1,554,000	3,811
Wizz Air Holdings PLC[1,2]	142,178	3,524
Centre Testing International Group Co., Ltd.[1]	595,930	1,897
		118,316
Energy 4.76%
AKR Corporindo Tbk PT1	384,145,000	30,960
Galp Energia, SGPS, SA, Class B1	2,223,498	24,046
Reliance Industries, Ltd.[1]	511,298	16,726
Shell PLC (GBP denominated)[1]	401,267	10,632
TotalEnergies SE1	186,832	9,487
INPEX Corp.[1]	580,000	6,761
TechnipFMC PLC[2]	353,257	2,890
American Funds Developing World Growth and Income Fund — Page 3 of 8

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Gazprom PJSC[1,4,6]	4,615,160	$—[5]
Rosneft Oil Co. PJSC[1,4,6]	705,296	—[5]
		101,502
Materials 2.78%
Vale SA, ordinary nominative shares	1,631,553	20,228
Vale SA, ordinary nominative shares (ADR)	280,435	3,483
Sociedad Química y Minera de Chile SA, Class B (ADR)	130,042	12,962
Asian Paints, Ltd.[1]	134,476	5,704
Berger Paints India, Ltd.[1]	595,387	4,984
Fresnillo PLC[1]	518,700	4,140
Yunnan Energy New Material Co., Ltd., Class A1	136,242	3,806
Barrick Gold Corp.	134,600	1,999
Loma Negra Compania Industrial Argentina SA (ADR)	180,800	1,143
Nexa Resources SA	161,323	916
Alrosa PJSC[1,4]	9,682,504	—[5]
		59,365
Utilities 1.83%
ENN Energy Holdings, Ltd.[1]	1,050,700	15,244
AES Corp.	390,669	9,943
Power Grid Corporation of India, Ltd.[1]	3,192,155	9,139
Enel Chile SA	139,558,800	4,581
		38,907
Real estate 0.71%
BR Malls Participacoes SA, ordinary nominative shares	5,124,793	8,127
Prologis Property Mexico SA de CV REIT	2,697,204	6,978
		15,105
Total common stocks (cost: $2,041,939,000)		1,984,331
Preferred securities 2.45% Information technology 2.41%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,267,134	51,369
Materials 0.04%
Gerdau SA, preferred nominative shares	200,414	898
Total preferred securities (cost: $55,486,000)		52,267
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[2]	39,834	26
Total rights & warrants (cost: $0)		26
Bonds, notes & other debt instruments 0.23% Bonds & notes of governments & government agencies outside the U.S. 0.23%	Principal amount (000)
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[7]	USD20,740	4,977
Total bonds, notes & other debt instruments (cost: $7,219,000)		4,977
American Funds Developing World Growth and Income Fund — Page 4 of 8

unaudited
Short-term securities 4.38% Money market investments 4.38%	Shares	Value (000)
Capital Group Central Cash Fund 2.26%[8,9]	934,016	$93,383
Total short-term securities (cost: $93,377,000)		93,383
Total investment securities 100.14% (cost: $2,198,021,000)		2,134,984
Other assets less liabilities (0.14)%		(2,938)
Net assets 100.00%		$2,132,046
Investments in affiliates9

	Value of affiliates at 12/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 8/31/2022 (000)	Dividend income (000)
Short-term securities 4.38%
Money market investments 4.38%
Capital Group Central Cash Fund 2.26%[8]	$117,544	$440,495	$464,640	$(18)	$2	$93,383	$559
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 2.26%[8,10]	44		44[11]			—	—[12]
Total 4.38%				$(18)	$2	$93,383	$559
Restricted securities6

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Sberbank of Russia PJSC[1,2,4]	6/14/2022	$37,903	$—[5]	.00%
Gazprom PJSC[1,4]	7/19/2022	13,469	—[5]	.00
Rosneft Oil Co. PJSC[1,4]	8/2/2022	4,070	—[5]	.00
Total		$55,442	$—[5]	.00%
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,399,352,000, which represented 65.63% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,912,000, which represented .46% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale. The total value of all such restricted securities was less than $1,000, which represented less than 0.01% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Rate represents the seven-day yield at 8/31/2022.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Affiliated issuer during the reporting period but no longer held at 8/31/2022.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
American Funds Developing World Growth and Income Fund — Page 5 of 8

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Developing World Growth and Income Fund — Page 6 of 8

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$28,904	$438,031	$—*	$466,935
Health care	218,734	78,414	—	297,148
Communication services	41,605	217,184	—*	258,789
Consumer discretionary	134,157	105,876	—	240,033
Information technology	65,733	154,438	—	220,171
Consumer staples	33,324	134,736	—*	168,060
Industrials	40,641	77,675	—	118,316
Energy	2,890	98,612	—*	101,502
Materials	40,731	18,634	—*	59,365
Utilities	14,524	24,383	—	38,907
Real estate	15,105	—	—	15,105
Preferred securities	898	51,369	—	52,267
Rights & warrants	26	—	—	26
Bonds, notes & other debt instruments	—	4,977	—	4,977
Short-term securities	93,383	—	—	93,383
Total	$730,655	$1,404,329	$—*	$2,134,984
*	Amount less than one thousand.

Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Developing World Growth and Income Fund — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-100-1022O-S89826	American Funds Developing World Growth and Income Fund — Page 8 of 8